Remuneration of key management personnel (Tables)	12 Months Ended
Dec. 31, 2025
Remuneration of key management personnel
Schedule of remuneration of key management personal

	2025	2024	2023
	US$'000	US$'000	US$'000
Fixed remuneration	6,219	5,889	5,894
Variable remuneration	3,061	4,898	4,492
Contributions to pension plans and insurance policies	281	321	299
Share-based compensation	1,504	3,939	7,402
Termination benefits	—	281	262
Other remuneration	19	19	18
Total	11,084	15,347	18,367